SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Translation - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Translation [Line Items]
Gains (losses) on foreign currency translation	$ 13	$ 537	$ 1,912
Maximum
Foreign Currency Translation [Line Items]
Gains (losses) on foreign currency translation	$ 100